Investment Strategy - Alpha Architect US Equity 6 ETF	Aug. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Fund’s primary strategy seeks to achieve broad-based exposure to the U.S. equity market through a diverse group of U.S. companies across market sectors, styles (e.g., value or growth), and industry groups or ETFs that provide similar exposure to U.S. companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of U.S. companies. The Sub-Adviser defines U.S. companies as companies whose securities are traded principally in the United States or that have their principal place of business in the United States.
The Fund’s investments in other ETFs may be selected for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies or master limited partnerships (“MLPs”)), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value), or other factors that help the Fund achieve broad exposure across U.S. equities. The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser) and ETFs that use a variety of strategies, such as hedged or buffer strategies that seek to protect against a certain amount of drawdown from an underlying benchmark, long/short strategies, options strategies (e.g., covered call strategies), and actively-managed or index-based strategies.
The Fund seeks to achieve broad exposure to U.S. equity markets, including exposure to both dividend and non-dividend paying U.S. companies directly or in ETFs that invest in dividend-paying stocks. The Fund’s investment universe of stocks typically starts with publicly traded U.S. equity securities, including common and preferred stocks and MLPs, that have a market capitalization of $1 billion or greater at the time of purchase, excluding business development companies and special purpose acquisition companies (SPACs). The Fund may also include investments in depositary receipts (e.g., American Depositary Receipts (“ADRs”)), including sponsored and unsponsored ADRs, representing equity securities of non-U.S. companies and in other ETFs that invest a portion or all of their assets in non-U.S. companies, though such investments are generally expected to comprise less than 10% of the Fund’s net assets. The Sub-Adviser generally applies a weighting process that is designed to favor those companies with higher market capitalizations relative to the other companies in the investment universe. Market capitalization is derived by multiplying the number of outstanding shares by the market price of each share.
Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors, and the Fund may have exposure to large-, mid- and small-capitalization U.S. companies.
As a secondary strategy, the Sub-Adviser may implement a systematic dividend-timing strategy. As part of such strategy, the Sub-Adviser monitors the Fund’s portfolio to identify securities or ETFs expected to pay a dividend in the immediate future and evaluates whether to replace such securities or ETFs prior to their distribution record date. This strategy is informed by the Sub-Adviser’s proprietary research indicating that demand for dividend-paying securities tends to be elevated prior to a dividend distribution (potentially raising prices relative to fundamentals) and depressed following distribution (potentially lowering prices relative to fundamentals). The Fund seeks to take advantage of these imbalances while preserving broad market exposure. The Sub-Adviser intends to use the dividend-timing strategy only to the extent that such strategy does not detract from the Fund’s broad market exposure and after considering the impact of such strategy on transaction costs, tax treatment, and other factors.
The Sub-Adviser may elect not to replace a holding that is scheduled to pay a dividend to maintain the portfolio’s broad exposure, to avoid the costs associated with replacing a holding, or based on other effects that replacing a security would have on the Fund. While the Fund is expected to have a lower yield than it would if the Sub-Adviser did not replace stocks prior to their distribution record date, there is no guarantee that the dividend-timing strategy will be successful in its attempt to minimize the Fund’s taxable income or improve the Fund’s performance.
The Fund may invest in options contracts (puts and calls) to obtain exposure to the broad U.S. equity market or any segment of the U.S. equity market either as a replacement for direct investments in such securities or as a means of obtaining more efficient exposure for the Fund than through equity or ETF investments.
The Sub-Adviser will reconstitute the Fund’s investment universe at least annually (e.g., April of each year) following its reevaluation of the Fund’s investment universe. The Fund’s strategy may result in frequent trading resulting in increased transactional costs.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of U.S. companies. The Sub-Adviser defines U.S. companies as companies whose securities are traded principally in the United States or that have their principal place of business in the United States.